Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts receivable	$ 45.9	$ 43.2	$ 65.4